Pension Benefit Plans (Weighted Average Assumptions Used To Determine Net Periodic Pension Cost) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.80%	3.90%
Expected long-term return on plan assets	7.50%	7.50%	7.50%
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.60%	3.45%
Expected long-term return on plan assets	4.80%	4.65%
Rate of compensation increase	3.05%	3.00%